Share-Based Compensation	12 Months Ended
Sep. 30, 2025
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

18. SHARE-BASED COMPENSATION

EZGO Technologies Ltd. Incentive Plan (the “EZGO 2022 Plan”)

On August 6, 2022, the Board of Directors of EZGO approved the EZGO 2022 Plan. As of September 30, 2024 and 2025, there was no unvested share under the EZGO 2022 plan.

EZGO Technologies Ltd. 2025 Equity Incentive Plan (the “EZGO 2025 Plan”)

On February 18, 2025, the Board of Directors of EZGO approved the EZGO 2025 Plan. On February 18, 2025, 500,000 restricted shares with 12-month service condition were granted to management under the EZGO 2025 plan, which shall vest after first anniversary of date of grant.

The estimated FV of restricted shares granted was the closing price of the Group’s ordinary shares traded in the Stock Exchange on grant date.

A summary of activities of the restricted shares for the years ended September 30, 2023, 2024 and 2025 were as follows:

	Number of nonvested restricted shares*	Weighted average FV per ordinary share on the grant date
Unvested as of September 30, 2022	413	0.75
Granted	1,179	1.13
Vested	(1,529)	1.04
Unvested as of September 30, 2023	63	0.75
Granted	-	-
Vested	(63)	0.75
Unvested as of September 30, 2024	-	-
Granted	20,000	0.51
Vested	-	-
Unvested as of September 30, 2025	20,000	0.51

*	Giving retroactive effect to the 25 to 1 reverse share split on November 7, 2025 (Note 19).

As of September 30, 2025, there was unrecognized share-based compensation expenses of $106,250 in relation to the restricted shares granted which is expected to be recognized over a weighted average period of 0.39 years. Share-based compensation expenses of $1,260,339, $379,487 and $148,750 were recognized in relation to the restricted shares for the years ended September 30,2023, 2024 and 2025, which were all allocated to general and administrative expenses.